CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Held To Maturity Securities Fair Value	$ 120,688		$ 144,233
Realizable Value Of Other Investment Securities	$ 184,526		$ 187,501
Preferred stock, shares authorized	30,000,000		30,000,000
Preferred stock, shares issued	2,006,391		2,006,391
Preferred stock, shares outstanding	2,006,391		2,006,391
Common Stock Par Or Stated Value Per Share	$ 0.01		$ 0.01
Common Stock Shares Authorized	170,000,000		170,000,000
Common Stock Shares Issued	103,435,967		103,193,303
Common Stock Shares Outstanding	103,397,699		103,169,806
Treasury stock - at cost, shares	38,268	[1]	23,497	[1]

[1]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.